UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:       December 31, 2008
                                                    ----------------------------

Check here if Amendment |_|; Amendment Number:
                                                    -----------------------
         This Amendment (Check only one.):      |_| is a restatement.
                                                |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:          Ridgeback Capital Investments L.P.
               ---------------------------------------------------------
Address:       430 Park Avenue, 12th Floor
               ---------------------------------------------------------
               New York, New York 10022
               ---------------------------------------------------------

Form 13F File Number:  28-12856

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Ridgeback Capital Investments Ltd.,
             as General Partner,
             by Bud Holman
             -----------------------------------------------------------
Title:       Director
             -----------------------------------------------------------
Phone:       (212) 808-7729
             -----------------------------------------------------------

Signature, Place, and Date of Signing:

 /s/ Bud Holman                     New York, New York         February 13, 2009
 ------------------------  --------------------------------  -------------------
       [Signature]                   [City, State]                  [Date]

Ridgeback Capital Investments Ltd. is the general partner of Ridgeback Capital Investments L.P. Pursuant to an investment management agreement, Ridgeback Capital Management LLC maintains investment and voting power with respect to the securities held or controlled by Ridgeback Capital Investments Ltd. Wayne Holman, an individual, controls Ridgeback Capital Management LLC. Ridgeback Capital Management LLC, Ridgeback Capital Investments Ltd. and Wayne Holman do not own any securities reported herein directly.

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             2
                                               ----------------------

Form 13F Information Table Entry Total:        5
                                               ----------------------

Form 13F Information Table Value Total:        $230,377
                                               ----------------------
                                               (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

            No.    Form 13F File Number       Name

            1      28-   12280                Ridgeback Capital Management LLC
                         ------------------   ----------------------------------

            2      28-   12277                Ridgeback Capital Investments Ltd.
                         ------------------   ----------------------------------

                           FORM 13F INFORMATION TABLE



------------------------------------------------------------------------------------------------------------------------------------
COLUMN 1          COLUMN 2   COLUMN 3    COLUMN 4         COLUMN 5             COLUMN 6     COLUMN 7              COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAME OF ISSUER    TITLE OF   CUSIP         VALUE    SHRS OR       SH/  PUT/   INVESTMENT     OTHER            VOTING AUTHORITY
                   CLASS                 (x$1000)   PRN AMT      PRN   CALL   DISCRETION   MANAGERS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          SOLE    SHARED      NONE
                                                                                                        ----------------------------
Acorda            Common     00484M106    $12,897      628,836    SH             Sole         1,2                            628,836
Therapeutics       Stock
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Chelsea           Common     163428105     $3,973    2,964,735    SH             Sole         1,2                          2,964,735
Therapeutics       Stock
Int'l, Ltd.
------------------------------------------------------------------------------------------------------------------------------------
Incyte Corp.      Common     45337C102     $2,558      675,000    SH             Sole         1,2                            675,000
                   Stock
------------------------------------------------------------------------------------------------------------------------------------
Poniard           Common     732449301     $1,033      535,399    SH             Sole         1,2                            535,399
Pharmaceuticals    Stock
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Sequenom, Inc.    Common     817337405   $209,916   10,580,462    SH             Sole         1,2                         10,580,462
                   Stock
------------------------------------------------------------------------------------------------------------------------------------